Significant Accounting Policies - Schedule of Outlines the Currency Exchange Rates (Details)	Dec. 31, 2024	Dec. 31, 2023
US$ to HK$ Year End [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Currency exchange rates	7.82	7.82
US$ to HK$ Average Rate [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Currency exchange rates	7.82	7.82